Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Finite-Lived Intangible Assets
The following table sets forth the gross carrying amounts and accumulated amortization for identified intangible assets as of December 31, 2018 and 2017:

		As of December 31, 2018		As of December 31, 2017
	Useful Life on Acquisition Date	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	35 years	$782.0	$(66.2)	$782.0	$(43.5)
VOCRA	10 years	361.8	(105.5)	361.8	(69.4)
Trade names	17 years	190.0	(32.6)	190.0	(21.4)
Technology	5 years	72.0	(42.0)	72.0	(27.6)
Total intangible assets subject to amortization	24.3 years	1,405.8	(246.3)	1,405.8	(161.9)
Insurance licenses	Indefinite	11.0	—	11.0	—
Total intangible assets		$1,416.8	$(246.3)	$1,416.8	$(161.9)

Schedule of Identified Indefinite-Lived Intangible Assets
The following table sets forth the gross carrying amounts and accumulated amortization for identified intangible assets as of December 31, 2018 and 2017:

		As of December 31, 2018		As of December 31, 2017
	Useful Life on Acquisition Date	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	35 years	$782.0	$(66.2)	$782.0	$(43.5)
VOCRA	10 years	361.8	(105.5)	361.8	(69.4)
Trade names	17 years	190.0	(32.6)	190.0	(21.4)
Technology	5 years	72.0	(42.0)	72.0	(27.6)
Total intangible assets subject to amortization	24.3 years	1,405.8	(246.3)	1,405.8	(161.9)
Insurance licenses	Indefinite	11.0	—	11.0	—
Total intangible assets		$1,416.8	$(246.3)	$1,416.8	$(161.9)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2019	$84.5
2020	84.5
2021	70.9
2022	69.6
2023	69.6

Schedule of Goodwill
The following table presents the Company's goodwill by segment:

	As of December 31, 2018	As of December 31, 2017
Segment goodwill:
Benefits	$308.0	$308.0
Retirement	249.0	249.0
Individual Life	6.0	6.0
Total goodwill	$563.0	$563.0